SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of stock by class	Authorized share capital:

(in thousands of $ except per share amount)	2021	2020
300 million common shares of $0.05 par value	15,000	10,000